COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Advance minimum royalty obligation				$ 122,450	$ 77,450
Claim fees				569,565	192,225
Land and road access lease payments, option payments and land rent payments				284,744	352,999
Wheaton Precious Metals Corp [Member]
Disclosure of contingent liabilities [line items]
Proceeds from right of first refusal	$ 50,000	$ 37,101
Idaho Department of Lands [Member]
Disclosure of contingent liabilities [line items]
Rent payments				30,907	30,670
Arizona State Lands Dept [Member]
Disclosure of contingent liabilities [line items]
Rent payments				$ 75,140	$ 0
DeLamar Project [Member] | Triple Flag [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			2.50%	2.50%
DeLamar Project [Member] | Triple Flag [Member] | Cumulative royalty payment of C$10 million [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Cumulative royalty payment necessary to reduce NSR payable			$ 10,000,000	$ 7,600,000
DeLamar Project [Member] | Third-party landholders [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			2.00%	2.00%
DeLamar Project [Member] | Third-party landholders [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			5.00%	5.00%
Nevada North Project [Member] | Franco Nevada [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Nevada North Project [Member] | Triple Flag [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.50%	1.50%
Nevada North Project [Member] | Third-party landholders [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			0.05%	0.05%
Nevada North Project [Member] | Third-party landholders [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.50%	1.50%
Nevada North Project [Member] | Third-party landholders [Member] | Franco Nevada [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			0.40%	0.40%
Nevada North Project [Member] | Third-party landholders [Member] | Franco Nevada [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Nevada North Project [Member] | Wildcat Property [Member] | Franco Nevada [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			0.50%	0.50%
Nevada North Project [Member] | Mountain View Property [Member] | Franco Nevada [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			0.50%	0.50%
War Eagle property [Member] | Chadwick Leased Patented Claims [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			2.00%	2.00%
War Eagle property [Member] | Credit from prior payments made to lessor [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Payment of net smelter royalty				$ 500,000
War Eagle property [Member] | Gold Royalty Corp [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
War Eagle property [Member] | State Of Idaho [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			5.00%	5.00%
Marr, Ocelot, Eden And Dune Properties [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			2.00%	2.00%
Marr, Ocelot, Eden And Dune Properties [Member] | Reducing royalty per property with option to buy down one-half of each royalty [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Option to reduce net smelter royalty				$ 1,500,000
Red Canyon Property [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			2.00%	2.00%
Red Canyon Property [Member] | Third-party landholders [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			0.50%	0.50%
Cerro Colorado District [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			1.00%	1.00%
Option to reduce net smelter royalty				$ 1,500,000
Blacksheep Property [Member] | State Of Idaho [Member]
Disclosure of contingent liabilities [line items]
Percentage of net smelter royalty payable			5.00%	5.00%